Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
CoreValues Alpha Greater China Growth ETF
Shareholder Report [Line Items]
Fund Name	CoreValues Alpha Greater China Growth ETF
Class Name	CoreValues Alpha Greater China Growth ETF
Trading Symbol	CGRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CoreValues Alpha Greater China Growth ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.cvafunds.com/cgro/. You can also request this information by contacting us at (855) 316-3778 or by writing to the CoreValues Alpha Greater China Growth ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 316-3778
Additional Information Website	www.cvafunds.com/cgro/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CoreValues Alpha Greater China Growth ETF	$63	1.44%*

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.44%	[1]
Net Assets	$ 1,716,000
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 18,514
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Thousands)	$1,716
Number of Holdings	32
Total Advisory Fee	$18,514
Portfolio Turnover	5%

Holdings [Text Block]

Sector Breakdown
(% of Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments and liabilities in excess of other assets.

*	Represents less than 0.05%.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Top Holdings	(% of Net Assets)
Tencent Holdings Ltd.	8.8
Alibaba Group Holding Ltd. - ADR	8.8
Xiaomi Corp. - Class B	5.9
Luckin Coffee, Inc. - ADR	5.6
Trip.com Group Ltd. - ADR	4.9
Meituan - Class B	4.6
J&T Global Express Ltd.	4.3
Horizon Robotics	4.3
UBTech Robotics Corp. Ltd. - Class H	4.0
Tesla, Inc.	3.9

CoreValues America First Technology ETF
Shareholder Report [Line Items]
Fund Name	CoreValues America First Technology ETF
Class Name	CoreValues America First Technology ETF
Trading Symbol	USMD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CoreValues America First Technology ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.cvafunds.com/usmd/. You can also request this information by contacting us at (855) 316-3778 or by writing to the CoreValues America First Technology ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 316-3778
Additional Information Website	www.cvafunds.com/usmd/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

The Fund commenced operations on February 5, 2026. Expenses for a full reporting period would be higher than the figures shown.

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CoreValues America First Technology ETF	$13	0.87%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.87%	[2]
Net Assets	$ 964,000
Holdings Count | Holdings	120
Advisory Fees Paid, Amount	$ 1,211
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Thousands)	$964
Number of Holdings	120
Total Advisory Fee Paid	$1,211
Portfolio Turnover Rate	2%

Holdings [Text Block]	Sector Breakdown - Investments (% of Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments and liabilities in excess of other assets.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Top Holdings	(% of Net Assets)
Johnson & Johnson	6.3
NVIDIA Corp.	4.9
Broadcom, Inc.	4.8
Alphabet, Inc. - Class A	4.8
Tesla, Inc.	4.6
Amazon.com, Inc.	4.6
Microsoft Corp.	4.1
Advanced Micro Devices, Inc.	3.9
Palantir Technologies, Inc. - Class A	3.7
Cisco Systems, Inc.	3.7

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[2]	Costs paid as a percentage of a $10,000 investment is an annualized figure.